INVENTORY (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Natural gas inventory	$ 92	$ 193
Raw materials and other	420	338
Total	$ 512	$ 531